UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757

                        SMITH BARNEY SECTOR SERIES INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                      Date of fiscal year end: OCTOBER 31
                    Date of reporting period: APRIL 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.






            ---------------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                                  SMITH BARNEY
                             FINANCIAL SERVICES FUND
            ---------------------------------------------------------

              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2003





                        [SMITH BARNEY MUTUAL FUNDS LOGO]

                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

            ---------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            ---------------------------------------------------------

Research Series

--------------------------------------------------------------------------------
Semi-Annual Report o April 30, 2003

SMITH BARNEY
FINANCIAL SERVICES FUND

SMITH BARNEY FUND
MANAGEMENT LLC
--------------------------------------------------------------------------------

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

--------------------------------------------------------------------------------
FUND OBJECTIVE*
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industries. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
----------------------------------------
February 28, 2000



WHAT'S INSIDE

Letter From the Chairman ....................................................  1

Schedule of Investments .....................................................  2

Statement of Assets and Liabilities .........................................  4

Statement of Operations .....................................................  5

Statements of Changes in Net Assets .........................................  6

Notes to Financial Statements ...............................................  7

Financial Highlights ........................................................ 11



----------
* Since the Fund focuses its investments on companies involved in financial services, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

[SMITH BARNEY MUTUAL FUNDS LOGO]

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

----------------------------------------------------------------------------
Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
----------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

                                                      [PHOTO OF R. JAY GERKEN]

                                                      R. JAY GERKEN
                                                      CHAIRMAN, PRESIDENT AND
                                                      CHIEF EXECUTIVE OFFICER

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com1 where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken
Chairman, President and Chief Executive Officer

MAY 27, 2003



----------
(1) MATTERS REFERENCED ARE NOT INCORPORATED BY REFERENCE UNLESS OTHERWISE
    STATED.


  1  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003
================================================================================


   SHARES                           SECURITY                           VALUE
================================================================================
COMMON STOCK -- 99.5%
BANKS -- 42.2%
       30,790     AmSouth Bancorp.                                 $   648,129
       50,785     Bank of America Corp.                              3,760,629
       23,756     Bank of Montreal                                     662,555
       56,536     The Bank of New York Co., Inc.                     1,495,377
       37,167     Bank One Corp.                                     1,339,870
       18,102     Canadian Imperial Bank of Commerce                   603,702
        8,047     Comerica Inc.                                        350,125
       28,840     Huntington Bancshares Inc.                           561,226
       85,687     J.P. Morgan Chase & Co.                            2,514,913
        8,560     M&T Bank Corp.                                       723,063
       18,050     Marshall & Ilsley Corp.                              531,031
       25,619     Mellon Financial Corp.                               677,623
       20,900     Northern Trust Corp.                                 733,590
       18,609     Regions Financial Corp.                              627,309
       26,290     Royal Bank of Canada                               1,097,608
       24,298     SouthTrust Corp.                                     652,669
       27,800     State Street Corp.                                   973,834
       24,780     SunTrust Banks, Inc.                               1,417,912
       22,681     The Toronto-Dominion Bank                            535,045
       48,400     U.S. Bancorp                                       1,072,060
       14,783     UnionBancal Corp.                                    597,233
       82,993     Wells Fargo & Co.                                  4,005,242
       22,663     Zions Bancorp.                                     1,116,606
--------------------------------------------------------------------------------
                                                                    26,697,351
--------------------------------------------------------------------------------
BROKERS AND INVESTMENT MANAGERS -- 10.0%
       66,200     Amvescap PLC, ADR                                    735,482
        9,363     The Bear Stearns Cos., Inc.                          625,823
       33,174     The Charles Schwab Corp.                             286,292
       40,289     Franklin Resources, Inc.                           1,405,280
       17,057     The Goldman Sachs Group, Inc.                      1,294,626
       10,262     Lehman Brothers Holdings Inc.                        646,198
       30,506     Morgan Stanley                                     1,365,143
--------------------------------------------------------------------------------
                                                                     6,358,844
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.7%
       10,940     H&R Block, Inc.                                      422,503
--------------------------------------------------------------------------------
FINANCIAL COMPANIES AND SERVICES -- 19.5%
       74,347     American Express Co.                               2,814,777
       16,285     Aon Corp.                                            360,876
       24,300     Capital One Financial Corp.                        1,017,441
       46,813     Fannie Mae                                         3,388,793
       45,791     Freddie Mac                                        2,651,299
       17,300     Household International, Inc.                        506,183
       12,516     Marsh & McLennan Cos., Inc.                          596,763
        8,920     SLM Corp.                                            999,040
--------------------------------------------------------------------------------
                                                                    12,335,172
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

  2  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003
================================================================================

   SHARES                           SECURITY                           VALUE
================================================================================

INSURANCE -- 22.0%
       36,480     AFLAC Inc.                                       $ 1,193,261
       16,148     The Allstate Corp.                                   610,233
       60,438     American International Group, Inc.                 3,502,382
           54     Berkshire Hathaway Inc., Class A Shares*           3,770,010
       12,136     Cincinnati Financial Corp.                           447,212
        9,196     The Hartford Financial Services Group, Inc.          374,829
       10,145     Jefferson-Pilot Corp.                                406,713
       11,504     Lincoln National Corp.                               367,668
        8,631     MBIA Inc.                                            385,806
        7,094     MGIC Investment Corp.                                322,493
       20,600     Nationwide Financial Services, Inc.                  579,890
       12,700     The Progressive Corp.                                863,600
       12,602     Protective Life Corp.                                362,055
        8,565     XL Capital Ltd.                                      704,900
--------------------------------------------------------------------------------
                                                                    13,891,052
--------------------------------------------------------------------------------
REAL ESTATE -- 1.5%
       12,900     Archstone-Smith Trust                                294,120
        8,200     Health Care Property Investors, Inc.                 305,204
        9,300     Simon Property Group, Inc.                           341,496
--------------------------------------------------------------------------------
                                                                       940,820
--------------------------------------------------------------------------------
SAVINGS AND LOAN -- 3.6%
       12,260     Golden West Financial Corp.                          924,649
       34,067     Washington Mutual, Inc.                            1,345,647
--------------------------------------------------------------------------------
                                                                     2,270,296
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost -- $65,930,674)                             62,916,038
================================================================================

    FACE
   AMOUNT                           SECURITY                           VALUE
================================================================================
REPURCHASE AGREEMENT -- 0.5%
     $296,000     UBS PaineWebber Inc., 1.330% due 5/1/03;
                    Proceeds at maturity -- $296,011;
                    (Fully collateralized by U.S. Treasury
                    Bonds, 2.000% due 6/30/04;
                    Market value -- $312,325) (Cost -- $296,000)       296,000
================================================================================

                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $66,226,674**)                          $63,212,038
================================================================================

  * NON-INCOME PRODUCING SECURITY.
 ** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

    ABBREVIATION USED IN THIS SCHEDULE:
    ADR -- American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

  3  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $66,226,674)                     $63,212,038
   Cash                                                                    563
   Dividends and interest receivable                                    89,023
   Receivable for Fund shares sold                                      65,233
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                     63,366,857
--------------------------------------------------------------------------------

LIABILITIES:
   Distribution fees payable                                            41,305
   Payable for Fund shares purchased                                    37,993
   Management fee payable                                               40,673
   Accrued expenses                                                    162,103
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   282,074
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $63,084,783
================================================================================

NET ASSETS:
   Par value of capital shares                                     $     5,043
   Capital paid in excess of par value                              69,139,122
   Undistributed net investment income                                  21,011
   Accumulated net realized loss from security transactions         (3,065,970)
   Net unrealized depreciation of investments
      and foreign currencies                                        (3,014,423)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $63,084,783
================================================================================

SHARES OUTSTANDING:
   Class A                                                           1,160,887
   ---------------------------------------------------------------------------
   Class B                                                           2,322,435
   ---------------------------------------------------------------------------
   Class L                                                           1,560,101
   ---------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                       $12.72
------------------------------------------------------------------------------
   Class B *                                                            $12.44
   ---------------------------------------------------------------------------
   Class L **                                                           $12.45

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
   Class A (net asset value plus 5.26% of net asset value per shares    $13.39
------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per shares    $12.58
================================================================================

* REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).

** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE (SEE NOTE 2).


                       SEE NOTES TO FINANCIAL STATEMENTS.
  4  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003
================================================================================

INVESTMENT INCOME:
   Dividends                                                       $   657,145
   Interest                                                              2,342
   Less: Foreign withholding tax                                        (7,470)
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                             652,017
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 7)                                          253,694
   Management fee (Note 2)                                             245,150
   Shareholder servicing fees (Note 7)                                  47,603
   Shareholder communications (Note 7)                                  24,616
   Custody                                                              17,855
   Audit and legal                                                      14,480
   Registration fees                                                     8,145
   Directors' fees                                                       5,837
   Other                                                                 9,412
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                      626,792
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   25,225
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
   Realized Loss From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             8,721,092
     Cost of securities sold                                        11,200,201
--------------------------------------------------------------------------------
   NET REALIZED LOSS                                                (2,479,109)
--------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation From:
     Security transactions                                           4,751,713
     Foreign currency transactions                                         109
--------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED DEPRECIATION                           4,751,822
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                       2,272,713
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $2,297,938
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

  5  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                       2003            2002
================================================================================

OPERATIONS:
   Net investment income (loss)                    $    25,225     $  (205,916)
   Net realized gain (loss)                         (2,479,109)      1,101,240
   (Increase) decrease in net
      unrealized depreciation                        4,751,822      (5,088,640)
--------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS                         2,297,938      (4,193,316)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
   Net realized gains                               (1,303,919)     (4,375,419)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
      TO SHAREHOLDERS                               (1,303,919)     (4,375,419)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                  3,618,628      16,096,034
   Net asset value of shares issued
      for reinvestment of dividends                  1,234,602       4,157,273
   Cost of shares reacquired                        (7,958,877)    (25,373,865)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM FUND
      SHARE TRANSACTIONS                            (3,105,647)     (5,120,558)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                              (2,111,628)    (13,689,293)

NET ASSETS:
   Beginning of period                              65,196,411      78,885,704
--------------------------------------------------------------------------------
   END OF PERIOD*                                  $63,084,783     $65,196,411
================================================================================
* Includes undistributed net investment income of:     $21,011              --
================================================================================
* Includes accumulated net investment loss of:              --         $(4,214)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

   6 SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. Significant Accounting Policies

The Smith Barney Financial Services Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of this Fund and two other separate investment funds: Smith Barney Health Sciences Fund and Smith Barney Technology Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence: (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.


  7  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.80% of the average daily net assets. This fee is calculated daily and paid monthly. SBFM has delegated the daily management of the Fund to Citi Fund Management Inc. ("CFM"), an affiliate of SBFM. For services provided to the Fund, SBFM pays CFM a sub-advisory fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $31,583 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $32,000 and $2,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately $48,000 for Class B shares.

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
securities, but excluding short-term securities) were as follows:


================================================================================
Purchases                                                           $3,942,685
--------------------------------------------------------------------------------
Sales                                                                8,721,092
================================================================================


  8  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

At April 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 5,910,161
Gross unrealized depreciation                                       (8,924,797)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(3,014,636)
================================================================================


4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

5. Concentration of Risk

The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

6. Distributions Paid to Shareholders by Class

                                           SIX MONTHS ENDED        YEAR ENDED
                                            APRIL 30, 2003      OCTOBER 31, 2002
================================================================================
NET REALIZED GAINS
Class A                                       $   291,291          $   892,781
Class B                                           587,336            1,885,444
Class L                                           425,292            1,597,194
--------------------------------------------------------------------------------
Total                                         $ 1,303,919          $ 4,375,419
================================================================================

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                        CLASS A         CLASS B        CLASS L
================================================================================
Distribution Plan Fees                  $17,625        $138,505        $97,564
================================================================================

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                        CLASS A         CLASS B        CLASS L
================================================================================
Shareholder Servicing Fees              $10,948        $ 21,522        $15,133
--------------------------------------------------------------------------------


  9  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                        CLASS A         CLASS B        CLASS L
================================================================================
Shareholder Communication Expenses      $ 5,753        $ 11,261        $ 7,602
================================================================================

8. Capital Shares

At April 30, 2003, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                    SIX MONTHS ENDED          YEAR ENDED
                                     APRIL 30, 2003         OCTOBER 31, 2002
                                 ----------------------  -----------------------
                                  SHARES      AMOUNT       SHARES     AMOUNT
================================================================================
CLASS A
Shares sold                      104,981   $ 1,277,731    505,631   $ 7,118,929
Shares issued on reinvestment     22,918       273,645     60,450       855,366
Shares reacquired               (179,661)   (2,208,282)  (511,025)   (6,967,973)
-------------------------------------------------------------------------------
Net Increase (Decrease)          (51,762)  $  (656,906)    55,056   $ 1,006,322
===============================================================================
CLASS B
Shares sold                      170,069   $ 2,024,433    446,749   $ 6,176,589
Shares issued on reinvestment     47,116       552,196    126,216     1,765,764
Shares reacquired               (258,967)   (3,049,949)  (659,117)   (8,826,580)
-------------------------------------------------------------------------------
Net Decrease                     (41,782)  $  (473,320)   (86,152)  $  (884,227)
===============================================================================
CLASS L
Shares sold                       26,143   $   316,464    197,150   $ 2,800,516
Shares issued on reinvestment     34,877       408,761    109,803     1,536,143
Shares reacquired               (229,622)   (2,700,646)  (703,438)   (9,579,312)
-------------------------------------------------------------------------------
Net Decrease                    (168,602)  $(1,975,421)  (396,485)  $(5,242,653)
===============================================================================


 10  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 FINANCIAL HIGHLIGHTS
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                       2003(1)(2)   2002(2)     2001    2000(3)
================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD   $12.46      $13.87    $15.89    $11.40
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)               0.04        0.05      0.06      0.05
  Net realized and unrealized
    gain (loss)                          0.47       (0.70)    (1.55)     4.44
--------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.51       (0.65)    (1.49)     4.49
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    --          --     (0.06)       --
  Net realized gains                    (0.25)      (0.76)    (0.47)       --
--------------------------------------------------------------------------------
Total Distributions                     (0.25)      (0.76)    (0.53)       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $12.72      $12.46    $13.87    $15.89
--------------------------------------------------------------------------------
TOTAL RETURN                             4.21%++    (5.35)%   (9.83)%   39.39%++
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)      $14,766     $15,105   $16,050   $14,276
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)(5)                         1.49%+      1.49%     1.50%     1.51%+
  Net investment income                  0.66+       0.35      0.39      0.69+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     6%         20%       42%       26%
================================================================================
(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE DECREASES TO NET INVESTMENT INCOME AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                           Expense Ratios
                            Per Share Decreases          Without Fee Waivers
                         to Net Investment Income        and Reimbursements
                         ------------------------      -----------------------
                          2001              2000       2001              2000
                         -----             ------      ----             ------
    Class A Shares       $0.01             $0.00*      1.53%            2.06%+

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50% FOR CLASS A SHARES.

*    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.


 11  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

================================================================================
 FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES                               2003(1)(2)          2002(2)         2001       2000(3)
======================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD           $12.24            $13.73         $15.81       $11.40
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                       (0.01)            (0.06)         (0.05)       (0.01)
   Net realized and unrealized gain (loss)       0.46             (0.67)         (1.55)        4.42
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.45             (0.73)         (1.60)        4.41
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                           --                --          (0.01)          --
   Net realized gains                           (0.25)            (0.76)         (0.47)          --
------------------------------------------------------------------------------------------------------
Total Distributions                             (0.25)            (0.76)         (0.48)          --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.44            $12.24         $13.73       $15.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     3.79%++          (6.02)%       (10.54)%      38.68%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)              $28,902           $28,933        $33,649      $28,696
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                2.24%+            2.24%          2.25%        2.26%+
   Net investment loss                          (0.09)+           (0.40)         (0.36)       (0.07)+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             6%               20%            42%          26%
======================================================================================================

CLASS L SHARES                                   2003(1)(2)        2002(2)        2001         2000(3)
======================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD           $12.24            $13.73         $15.81       $11.40
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                       (0.01)            (0.06)         (0.05)       (0.01)
   Net realized and unrealized gain (loss)       0.47             (0.67)         (1.55)        4.42
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.46             (0.73)         (1.60)        4.41
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                           --                --          (0.01)          --
   Net realized gains                           (0.25)            (0.76)         (0.47)          --
------------------------------------------------------------------------------------------------------
Total Distributions                             (0.25)            (0.76)         (0.48)          --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.45            $12.24         $13.73       $15.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     3.87%++          (6.02)%       (10.55)%      38.68%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)              $19,417           $21,158        $29,187      $30,863
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                2.24%+            2.24%          2.25%        2.26%+
   Net investment loss                          (0.09)+           (0.41)         (0.36)       (0.08)+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             6%               20%            42%          26%
======================================================================================================

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED ALL OR A PORTION OF ITS FEES AND/OR REIMBURSED EXPENSES FOR THE YEAR ENDED OCTOBER 31, 2001 AND THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED AND EXPENSES NOT REIMBURSED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                              Expense Ratios
                              Per Share Increases          Without Fee Waivers
                            to Net Investment Loss         and Reimbursements
                            -----------------------      -----------------------
                            2001              2000       2001              2000
                           -----             -----       ----             ------
     Class B Shares        $0.01             $0.05       2.28%            2.81%+
     Class L Shares         0.01              0.06       2.29             2.81+

(5) AS A RESULT OF A VOLUNTARY EXPENSE LIMITATION, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS B AND CLASS L SHARES.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.


 12  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
      SMITH BARNEY
 FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------



    DIRECTORS                                INVESTMENT MANAGER
    Herbert Barg                             Smith Barney Fund Management LLC
    Dwight B. Crane
    Burt N. Dorsett
    R. Jay Gerken,  Chairman                 INVESTMENT SUB-ADVISER
    Elliot S. Jaffe                          Citi Fund Management Inc.
    Stephen E. Kaufman
    Joseph J. McCann
    Cornelius C. Rose, Jr.                   DISTRIBUTORS
                                             Citigroup Global Markets Inc.
                                             PFS Distributors, Inc.
    OFFICERS
    R. Jay Gerken
    President and Chief                      CUSTODIAN
    Executive Officer                        State Street Bank and
                                               Trust Company
    Lewis E. Daidone
    Senior Vice President and
    Chief Administrative Officer             TRANSFER AGENT
                                             Citicorp Trust Bank, fsb.
    Richard L. Peteka                        125 Broad Street, 11th Floor
    Chief Financial Officer                  New York, New York 10004
    and Treasurer

    Kaprel Ozsolak                           SUB-TRANSFER AGENTS
    Controller                               PFPC Global Fund Services
                                             P.O. Box 9699
    Christina T. Sydor                       Providence, Rhode Island
    Secretary                                02940-9699

                                             Primerica Shareholder Services
                                             P.O. Box 9662
                                             Providence, Rhode Island

     SMITH BARNEY FINANCIAL SERVICES FUND
================================================================================

                                         This report is submitted for the
                                         general information of the
                                         shareholders of Smith Barney Sector
                                         Series Inc. -- Smith Barney Financial
                                         Services Fund, but it may also be
                                         used as sales literature when
                                         preceded or accompanied by the
                                         current Prospectus, which gives
                                         details about charges, expenses,
                                         investment objectives and operating
                                         policies of the Fund. If used as
                                         sales material after July 31, 2003,
                                         this report must be accompanied by
                                         performance information for the most
                                         recently completed calendar quarter.


                                         SMITH BARNEY FINANCIAL SERVICES FUND
                                         Smith Barney Mutual Funds
                                         125 Broad Street
                                         10th Floor, MF-2
                                         New York, New York 10004



                                         For complete information on any Smith
                                         Barney Mutual Funds, including
                                         management fees and expenses, call or
                                         write your financial professional for
                                         a free prospectus. Read it carefully
                                         before you invest or send money.



                                         www.smithbarneymutualfunds.com


                                         (C) 2003 Citigroup Global Markets Inc.
                                         Member NASD, SIPC

                                         FD02552 6/03                  03-4964

ITEM 2.   CODE OF ETHICS.

          Not applicable.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.


ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.


ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.


ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


SMITH BARNEY SECTOR SERIES INC.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Sector Series Inc.

Date:

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Sector Series Inc.

Date:

By:   /s/ RICHARD PETEKA
      Chief Financial Officer of
      Smith Barney Sector Series Inc.

Date: